American Century Investments®
Quarterly Portfolio Holdings
Focused International Growth Fund
February 29, 2024

Focused International Growth - Schedule of Investments
FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.0%
Australia — 6.0%
CSL Ltd.	9,020	1,679,201
James Hardie Industries PLC(1)	41,690	1,649,065
NEXTDC Ltd.(1)	210,000	2,417,734
		5,746,000
Brazil — 1.8%
NU Holdings Ltd., Class A(1)	158,520	1,756,401
Canada — 2.0%
Canadian Pacific Kansas City Ltd.	22,490	1,909,533
China — 3.3%
H World Group Ltd., ADR	37,550	1,372,828
Tencent Holdings Ltd.	50,700	1,776,052
		3,148,880
Denmark — 5.1%
Novo Nordisk AS, Class B	40,424	4,825,236
France — 14.3%
Air Liquide SA	15,121	3,073,383
Dassault Systemes SE	38,960	1,825,707
Edenred SE	39,470	1,953,117
LVMH Moet Hennessy Louis Vuitton SE	4,013	3,662,806
Schneider Electric SE	13,726	3,119,811
		13,634,824
Germany — 9.3%
HUGO BOSS AG	23,620	1,608,302
Infineon Technologies AG	49,355	1,772,119
SAP SE	18,250	3,419,927
Sartorius AG, Preference Shares	5,340	2,022,417
		8,822,765
Hong Kong — 1.8%
AIA Group Ltd.	207,600	1,673,502
India — 1.5%
MakeMyTrip Ltd.(1)	22,930	1,414,552
Indonesia — 2.5%
Bank Central Asia Tbk. PT	3,792,800	2,386,680
Ireland — 3.1%
ICON PLC(1)	9,340	2,994,591
Italy — 4.2%
Davide Campari-Milano NV	186,820	1,894,374
Ferrari NV	5,020	2,118,757
		4,013,131
Japan — 14.6%
BayCurrent Consulting, Inc.	33,200	745,835
Fast Retailing Co. Ltd.	8,700	2,519,953
Keyence Corp.	6,500	3,046,261
NEC Corp.	17,400	1,174,451
Pan Pacific International Holdings Corp.	79,200	1,867,104
Shin-Etsu Chemical Co. Ltd.	47,300	2,018,496
Terumo Corp.	65,900	2,567,575
		13,939,675
Netherlands — 8.6%
Adyen NV(1)	970	1,534,770

ASML Holding NV	4,380	4,156,626
DSM-Firmenich AG	23,470	2,515,243
		8,206,639
Spain — 1.3%
Cellnex Telecom SA	34,820	1,258,901
Switzerland — 3.8%
On Holding AG, Class A(1)	46,340	1,622,827
UBS Group AG(1)	69,790	1,992,630
		3,615,457
Taiwan — 5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	219,000	4,799,279
United Kingdom — 11.8%
CRH PLC	21,900	1,846,389
Haleon PLC	429,607	1,802,300
London Stock Exchange Group PLC	23,806	2,673,727
Melrose Industries PLC	241,473	1,939,260
RELX PLC	68,150	2,985,249
		11,246,925
TOTAL COMMON STOCKS (Cost $81,959,563)		95,392,971
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,290	4,290
Repurchase Agreements — 1.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.625% - 3.875%, 9/30/29 - 2/15/53, valued at $142,559), in a joint trading account at 5.27%, dated 2/29/24, due 3/1/24 (Delivery value $138,971)		138,951
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 10/15/26, valued at $1,251,579), at 5.28%, dated 2/29/24, due 3/1/24 (Delivery value $1,227,180)		1,227,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.375% - 4.25%, 6/30/24 - 10/31/28, valued at $331,579), at 5.28%, dated 2/29/24, due 3/1/24 (Delivery value $325,048)		325,000
		1,690,951
TOTAL SHORT-TERM INVESTMENTS (Cost $1,695,241)		1,695,241
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $83,654,804)		97,088,212
OTHER ASSETS AND LIABILITIES — (1.8)%		(1,746,391)
TOTAL NET ASSETS — 100.0%		$95,341,821

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	23.7%
Consumer Discretionary	17.0%
Health Care	14.8%
Financials	14.6%
Materials	11.6%
Industrials	11.2%
Consumer Staples	3.9%
Communication Services	3.2%
Short-Term Investments	1.8%
Other Assets and Liabilities	(1.8)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$1,756,401	—	—
China	1,372,828	$1,776,052	—
India	1,414,552	—	—
Ireland	2,994,591	—	—
Switzerland	1,622,827	1,992,630	—
United Kingdom	1,846,389	9,400,536	—
Other Countries	—	71,216,165	—
Short-Term Investments	4,290	1,690,951	—
	$11,011,878	$86,076,334	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.